Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Statement [Abstract]
Revenues	$ 1,143,492	$ 1,066,368	$ 898,396
Cost of Goods Sold	911,875	812,235	712,937
Gross Profit	231,617	254,133	185,459
Equity in Earnings of Unconsolidated Joint Venture	39,083	44,967	37,811
Corporate General and Administrative Expense	(37,193)	(30,751)	(24,552)
Other Operating Income (Loss)	2,328	3,201	1,368
Acquisition and Litigation Expense		(6,880)
Interest Expense, Net	(16,583)	(11,743)	(18,282)
Earnings before Income Taxes	219,252	252,927	181,804
Income Taxes	(66,660)	(66,074)	(57,561)
Net Earnings	$ 152,592	$ 186,853	$ 124,243
EARNINGS PER SHARE
Basic	$ 3.08	$ 3.77	$ 2.53
Diluted	$ 3.05	$ 3.71	$ 2.49
AVERAGE SHARES OUTSTANDING
Basic	49,471,157	49,604,249	49,090,750
Diluted	50,070,829	50,372,243	49,939,165
CASH DIVIDENDS PER SHARE	$ 0.40	$ 0.40	$ 0.40